Related Parties	12 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Related Parties
RELATED PARTIES

None of the directors or major shareholders of Harmony or, to the knowledge of Harmony, their families, had an interest, directly or indirectly, in any transaction from 1 July 2016 or in any proposed transaction that has affected or will materially affect Harmony or its subsidiaries, other than as stated below.

DIRECTORS AND OTHER KEY MANAGEMENT

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the group, directly or indirectly, including any director (whether executive or otherwise) of the group.

34	RELATED PARTIES continued

DIRECTORS AND OTHER KEY MANAGEMENT continued

The directors' remuneration is as follows:

	SA rand
Figures in million	Executive directors	Non- executive directors

2019

Salaries	18	—
Retirement contributions	3	—
Bonuses	14	—
Exercise/settlement of share options	30	—
Directors' fees	—	12

	65	12

2018

Salaries	17	—
Retirement contributions	2	—
Bonuses	13	—
Exercise/settlement of share options	3
Directors' fees	—	10

	35	10

The following directors and prescribed officers owned shares in Harmony at year-end:

Number of shares
Name of director/prescribed officer	2019	2018

Directors

Peter Steenkamp[1]	512 000	—
Andre Wilkens	101 301	101 301
Frank Abbott [1]	1 142 010	747 817
Harry 'Mashego' Mashego[2]	593	593
Ken Dicks	35 000	35 000

Prescribed officers

Beyers Nel	42 486	42 486
Johannes van Heerden [1]	160 000	75 000
Philip Tobias [1]	169 294	42 916

[1] The movement in shares for the 2019 financial year includes the vesting of performance shares that were voluntarily locked up in terms of the minimum shareholding requirement of the 2006 Share Plan but remain beneficially owned.
[2] Sold 593 shares post year end on 21 August 2019.

Modise Motloba, Harmony’s deputy chairman, is a director of Tysys Proprietary Limited (Tysys). Tysys entered into a contract with the group during the 2017 financial year to provide services relating to the group’s small and medium enterprise development projects. The contract has a value of up to R5 million per annum. Approximately R4 million (2018: R6 million) was paid during FY19 relating to services rendered in the current and prior financial years. The contract has a 30-day notice period.

34	RELATED PARTIES continued

OTHER RELATED PARTIES

All the production of the group’s South African operations is sent to Rand Refinery in which Harmony holds a 10.38% interest. Refer to note 20.

	SA rand
Figures in million	2019	2018

Sales and services rendered to related parties

Joint operations	3	11

Total	3	11

	SA rand
Figures in million	2019	2018

Purchases and services acquired from related parties

Directors	4	6
Associates	40	41

Total	44	47